Consolidated Statements Of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement of Comprehensive Income [Abstract]
Net income	$ 48,215	$ 38,945	$ 40,678
Unrealized (loss) gain on available-for-sale securities arising during period	(8,244)	5,370	2,169
Reclassification adjustment for net gains	(764)	(954)	(2,483)
Other comprehensive income (loss), available for sale securities	(9,008)	4,416	(314)
Unrealized loss on interest rate floors	0	0	(473)
Amortization of actuarial net gains	895	696	547
Recognition of unrealized gains (losses)	2,457	(1,119)	(2,020)
Change in underfunded pension liability	3,352	(423)	(1,473)
Other comprehensive (loss) income before income taxes	(5,656)	3,993	(2,260)
Tax effect	2,088	(1,508)	850
Other comprehensive (loss) income, net of tax	(3,568)	2,485	(1,410)
Comprehensive income, net of tax	$ 44,647	$ 41,430	$ 39,268